Schedule of Financial Instruments at Fair Value (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability on convertible notes payable	$ 3,154,374	$ 1,930,235	$ 1,111,879	$ 42,104
Derivative instruments at fair value	3,154,374	1,930,235	1,111,879
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability on convertible notes payable
Derivative instruments at fair value
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability on convertible notes payable
Derivative instruments at fair value
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability on convertible notes payable	3,154,374	1,930,235	1,111,879
Derivative instruments at fair value	$ 3,154,374	$ 1,930,235	$ 1,111,879